Nature of Operations and Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Estimated Useful Lives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Computer And Data Center Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years	3 years
Purchased And Acquired Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years	3 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years	5 years
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	7 years	7 years